Consolidated Statements of Changes in Equity (Deficiency) - CAD ($)	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 21,910,238	$ 4,071,899	$ (24,775,687)	$ 1,206,450
Beginning Balance (Shares) at Dec. 31, 2016	15,657,530
Shares issued upon exercise of warrants for cash at $0.85	$ 371,551			371,551
Shares issued upon exercise of warrants for cash at $0.85 (Shares)	437,118
Common shares issued	$ 4,320,497			4,320,497
Common shares issued (Shares)	5,347,981
Finders fees	$ (420,213)	100,248		(319,965)
Stock-based compensation		115,800		115,800
Net loss for the year			(6,014,330)	(6,014,330)
Ending Balance at Dec. 31, 2017	$ 26,182,073	4,287,947	(30,790,017)	(319,997)
Ending Balance (Shares) at Dec. 31, 2017	21,442,629
Common shares issued	$ 974,404			974,404
Common shares issued (Shares)	1,785,967
Share issuance costs	$ (79,476)	(17,965)		(97,441)
Stock-based compensation		326,367		326,367
Net loss for the year			(2,783,866)	(2,783,866)
Ending Balance at Dec. 31, 2018	$ 27,077,001	4,596,349	(33,573,883)	(1,900,533)
Ending Balance (Shares) at Dec. 31, 2018	23,228,596
Net loss for the year				(370,409)
Ending Balance at Mar. 31, 2019				(2,469,409)
Beginning Balance at Dec. 31, 2018	$ 27,077,001	4,596,349	(33,573,883)	(1,900,533)
Beginning Balance (Shares) at Dec. 31, 2018	23,228,596
Net loss for the year				(1,787,539)
Ending Balance at Jun. 30, 2019				(3,412,428)
Beginning Balance at Dec. 31, 2018	$ 27,077,001	4,596,349	(33,573,883)	(1,900,533)
Beginning Balance (Shares) at Dec. 31, 2018	23,228,596
Common shares issued	$ 257,187			257,187
Common shares issued (Shares)	735,904
Common shares issued 2	$ 195,343			195,343
Common shares issued 2 (Shares)	751,318
Stock-based compensation		26,275		26,275
Net loss for the year			(3,004,159)	(3,004,159)
Ending Balance at Dec. 31, 2019	$ 27,529,531	$ 4,622,624	$ (36,578,042)	(4,425,887)
Ending Balance (Shares) at Dec. 31, 2019	24,715,818
Beginning Balance at Mar. 31, 2019				(2,469,409)
Net loss for the year				(950,748)
Ending Balance at Jun. 30, 2019				$ (3,412,428)